Taxation - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($) BasisPoint	Dec. 31, 2022 USD ($)
Disclosure Of Income Taxes [Line Items]
Income taxes rate	26.50%	26.50%
Effective income tax expense (benefit) rate	13.60%	15.70%
Tax expense (benefit)	$ 417	$ 259
Percentage of increase in effective tax rate	1.00%
Sensitivity to change in effective tax rate	$ 31
Tax expense arising from previously recognised tax loss carryforward that had been previously recognized as a deferred tax asset		64
Current tax expense	805	339
Deferred tax expense income relating to rate changes or imposition of new taxes	$ 100
Organization For Economic Cooperation And Development [Member]
Disclosure Of Income Taxes [Line Items]
Minimum tax rate percentage as per top up taxes	15.00%
Organization For Economic Cooperation And Development [Member] | Two Pillar Rules [Member]
Disclosure Of Income Taxes [Line Items]
Minimum tax rate percentage as per top up taxes	11.50%
Estimated increase in basis points to effective tax rate if the scheme is applicable immediately | BasisPoint	200
Tax Audit Settlement And Lapse Of Statute Of Limitation [Member]
Disclosure Of Income Taxes [Line Items]
Current tax expense	$ 82
Elite [Member]
Disclosure Of Income Taxes [Line Items]
Current tax expense	77
Investments accounted for using equity method [member]
Disclosure Of Income Taxes [Line Items]
Tax expense (benefit)	253	(124)
Other Finance Income [Member]
Disclosure Of Income Taxes [Line Items]
Tax expense (benefit)	$ 31	$ 80